Financial assets at fair value through profit or loss - Schedule of movements in balance (Details) - Financial assets at FVTPL - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets at beginning of period	$ 11,665	$ 20,405
Additions	19,999	129
Redemptions	(1,000)	0
Changes in fair value recognized in profit or loss	780	(8,869)
Financial assets at end of period	31,444	11,665
Represented by:
Non-current	252	1,103
Current	$ 31,192	$ 10,562